Equity (Details) - Schedule of Changes of Accumulated Other Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Elements that will not be reclassified in profit or loss [Member]
Equity (Details) - Schedule of Changes of Accumulated Other Comprehensive Income [Line Items]
Opening balances, New measurements of net defined benefit liability and actuarial results for other employee benefit plans	$ (338)
Opening balances, Fair value changes of equity instruments designated as at fair value through other comprehensive income	4,302	4,123	5,319
Opening balances, Income tax	(1,071)	(1,116)	(1,370)
Opening balances, Subtotal	2,893	3,007	3,949
Other comprehensive income for the period, New measurements of net defined benefit liability and actuarial results for other employee benefit plans	(75)	(130)
Other comprehensive income for the period, Fair value changes of equity instruments designated as at fair value through other comprehensive income	5,367	179	(1,196)
Other comprehensive income for the period, Income tax	(1,429)	(12)	254
Other comprehensive income for the period, Subtotal	3,863	37	(942)
Reclassifications from reserves ,New measurements of net defined benefit liability and actuarial results for other employee benefit plans		(208)
Reclassifications from reserves ,Fair value changes of equity instruments designated as at fair value through other comprehensive income
Reclassifications from reserves ,Income tax		57
Reclassifications from reserves ,Subtotal		(151)
Balances ending, New measurements of net defined benefit liability and actuarial results for other employee benefit plans	(413)	(338)
Balances ending, Fair value changes of equity instruments designated as at fair value through other comprehensive income	9,669	4,302	4,123
Balances ending, Income tax	(2,500)	(1,071)	(1,116)
Balances ending, Subtotal	6,756	2,893	3,007
Elements that can be reclassified in profit or loss [Member]
Equity (Details) - Schedule of Changes of Accumulated Other Comprehensive Income [Line Items]
Opening balances, Fair value changes of financial assets at fair value through other comprehensive income	268	(45,468)	6,182
Opening balances, Cash flow accounting hedge	(103,782)	111,694	(70,682)
Opening balances, Participation in other comprehensive income of entities registered under the equity method	(190)	(21)	(23)
Opening balances, Income tax	31,382	(27,595)	17,798
Opening balances, Subtotal	(72,322)	38,610	(46,725)
Opening balances, Total	(69,429)	41,617	(42,776)
Other comprehensive income for the period, Fair value changes of financial assets at fair value through other comprehensive income	8,874	48,076	(51,650)
Other comprehensive income for the period, Cash flow accounting hedge	113,183	(215,476)	182,376
Other comprehensive income for the period, Participation in other comprehensive income of entities registered under the equity method	116	(169)	2
Other comprehensive income for the period, Income tax	(32,365)	58,977	(45,393)
Other comprehensive income for the period, Subtotal	89,808	(108,592)	85,335
Other comprehensive income for the period, Total	93,671	(108,555)	84,393
Reclassifications from reserves ,Fair value changes of financial assets at fair value through other comprehensive income		(2,340)
Reclassifications from reserves ,Cash flow accounting hedge
Reclassifications from reserves ,Participation in other comprehensive income of entities registered under the equity method
Reclassifications from reserves ,Income tax
Reclassifications from reserves ,Subtotal		(2,340)
Reclassifications from reserves ,Total		(2,491)
Balances ending, Fair value changes of financial assets at fair value through other comprehensive income	9,142	268	(45,468)
Balances ending, Cash flow accounting hedge	9,401	(103,782)	111,694
Balances ending, Participation in other comprehensive income of entities registered under the equity method	(74)	(190)	(21)
Balances ending, Income tax	(983)	31,382	(27,595)
Balances ending, Subtotal	17,486	(72,322)	38,610
Balances ending, Total	$ 24,242	$ (69,429)	$ 41,617